BetaBuilders MSCI US REIT ETF Average Annual Total Returns			12 Months Ended	60 Months Ended	79 Months Ended
		Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI USA INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.08%	14.56%	14.01%
MSCI US REIT CUSTOM CAPPED INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.53%	4.29%	6.52%
ETF
Prospectus [Line Items]
Average Annual Return, Percent			8.37%	4.19%	6.40%
Performance Inception Date		Jun. 15, 2018
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.19%	3.09%	5.29%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.16%	2.81%	4.58%

[1]	As a result of new regulatory requirements, the Fund's regulatory index has changed from MSCI US REIT Custom Capped Index to the MSCI USA Index.